UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		November 6, 2008
-----------------------	------------------	-----------------
	[Signature]	[City, State]				[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		82
						----

Form 13F Information Table Value Total:		$44,339
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AAR CORP		COM		000361105	730		44000	SH		Sole				14100		29900
ACE LTD			SHS		h0023r105	390		7200	SH		Sole				7200
AMERICAN REPROGRAPHICS	COM		029263100	396		22950	SH		Sole				850		22100
AMGEN INC 		COM		031162100	563		9500	SH		Sole				9500
APOLLO GROUP INC	CL A		037604105	910		15350	SH		Sole				15350
AVNET INC		COM		053807103	682		27700	SH		Sole				27700
BAKER HUGHES INTL	COM		057224107	421		6950	SH		Sole				6950
BELDEN INC		COM		077454106	458		14400	SH		Sole				500		13900
BRISTOL MYERS SQUIBB CO	COM		110122108	1037		49750	SH		Sole				49750
BROCADE COMMUNCTN SYS	COM		111621306	670		115050	SH		Sole				36900		78150
CADENCE DESIGN SYS INC	COM		127387108	392		58000	SH		Sole				2050		55950
CAREER EDUCATION CORP	COM		141665109	666		40750	SH		Sole				1500		39250
CATERPILLAR		COM		149123101	340		5700	SH		Sole				5700
CB RICHARD ELLIS GROUP	CL A		12497t101	452		33800	SH		Sole				33800
CHEVRON CORP		COM		166764100	233		2825	SH		Sole				2825
CHOICE HOTELS INTL INC	COM		169905106	442		16300	SH		Sole				650		15650
CISCO SYSTEMS INC	COM		17275r102	340		15050	SH		Sole				15050
COLLECTIVE BRANDS INC	COM		19421w100	799		43650	SH		Sole				1500		42150
COMCAST CORP		CL A		20030n101	949		48348	SH		Sole				48348
CONCEPTUS INC		COM		206016107	778		46900	SH		Sole				19850		27050
CONOCOPHILLIPS		COM		20825c104	802		10950	SH		Sole				10950
CYTEC INDS INC		COM		232820100	477		12250	SH		Sole				450		11800
DEL MONTE FOODS CO	COM		24522p103	544		69750	SH		Sole				2600		67150
DELL INC		COM		24702r101	693		42040	SH		Sole				42040
DRESSER-RAND GROUP INC	COM		261608103	1101		35000	SH		Sole				18000		17000
EBAY INC		COM		278642103	677		30250	SH		Sole				30250
ELECTRONICS FOR IMAGING	COM		286082102	570		40900	SH		Sole				1400		39500
EMC CORP		COM		268648102	337		28200	SH		Sole				28200
ESTERLINE TECHNOLOGIES	COM		297425100	439		11100	SH		Sole				400		10700
EXELIXIS INC		COM		30161q104	328		54000	SH		Sole				1950		52050
FAIR ISAAC & CO		COM		303250104	1155		50100	SH		Sole				16250		33850
FEDEX CORP		COM		31428x106	403		5100	SH		Sole				5100
FORMFACTOR INC		COM		346375108	485		27850	SH		Sole				1050		26800
HALLIBURTON CO COM	COM		406216101	603		18625	SH		Sole				18625
HOME DEPOT INC		COM		437076102	367		14190	SH		Sole				14190
HORIZON LINES INC	COM		44044k101	439		44450	SH		Sole				1600		42850
IDEXX LABORATORIES INC	COM		45168d104	655		11950	SH		Sole				500		11450
INFORMATICA CORP	COM		45666q102	403		31050	SH		Sole				1150		29900
INGERSOLL-RAND CO LTD	CL A		g4776g101	619		19850	SH		Sole				19850
INTL FLAVORS & FRGRNCE	COM		459506101	921		23350	SH		Sole				8650		14700
IPC HLDGS LTD		ORD		g4933p101	381		12600	SH		Sole				450		12150
ISHARES MSCI JAPAN	MSCI JAPAN	464286848	378		35500	SH		Sole				35500
JONES LANG LASALLE INC	COM		48020q107	304		7000	SH		Sole				350		6650
KAMAN CORP		COM		483548103	659		23150	SH		Sole				800		22350
KENNAMETAL INC		COM		489170100	538		19850	SH		Sole				1450		18400
KINETIC CONCEPTS INC	COM		49460w208	309		10800	SH		Sole				400		10400
LADISH CO INC		COM		505754200	411		20300	SH		Sole				750		19550
LAZARD LTD		SHS A		g54050102	547		12800	SH		Sole				450		12350
MARSH & MCLENNAN COS	COM		571748102	810		25500	SH		Sole				25500
MEDAREX INC		COM		583916101	346		53500	SH		Sole				1950		51550
MEDTRONIC INC COM	COM		585055106	869		17350	SH		Sole				17350
MICROSOFT CORP		COM		594918104	748		28025	SH		Sole				28025
MOODYS CORP		COM		615369105	420		12350	SH		Sole				12350
NABORS INDUSTRIES LTD	SHS		g6359f103	518		20800	SH		Sole				20800
NEWS CORP		CL A		65248e104	337		28100	SH		Sole				28100
NOVELL INC		COM		670006105	509		99050	SH		Sole				3550		95500
OCEANEERING INTL INC	COM		675232102	403		7550	SH		Sole				250		7300
PATTERSON UTI ENERGY	COM		703481101	482		24100	SH		Sole				850		23250
PEOPLES UNITED FINANCIALCOM		712704105	825		42850	SH		Sole				15700		27150
PNM RESOURCES INC	COM		69349h107	317		31000	SH		Sole				1100		29900
REDWOOD TRUST INC	COM		758075402	352		16200	SH		Sole				600		15600
RENAISSANCERE HOLD LTD	COM		G7496g103	343		6600	SH		Sole				250		6350
SANMINA-SCI CORP	COM		800907107	508		362750	SH		Sole				11400		351350
SANOFI-AVENTIS		SPONSORED ADR	80105n105	781		23750	SH		Sole				23750
SARA LEE CORP		COM		803111103	855		67700	SH		Sole				67700
SERVICE CORP INTL	COM		817565104	523		62600	SH		Sole				2300		60300
SIMPSON MANUFACTURING	COM		829073105	368		13600	SH		Sole				500		13100
SPEEDWAY MOTORSPORTS	COM		847788106	445		22850	SH		Sole				800		22050
SYCAMORE NETWORKS INC	COM		871206108	462		143150	SH		Sole				5250		137900
SYNERON MEDICAL		ORD SHS		M87245102	418		29300	SH		Sole				1050		28250
SYNTHESIS ENERGY SYS	COM		871628103	267		55000	SH		Sole				2050		52950
T ROWE PRICE GROUP INC	COM		74144t108	510		9500	SH		Sole				9500
TARGET CORP		COM		87612e106	335		6825	SH		Sole				6825
TECH DATA CORP		COM		878237106	322		10800	SH		Sole				400		10400
TELETECH HOLDINGS INC	COM		879939106	318		25600	SH		Sole				900		24700
TERADATA CORP		COM		88076w103	349		17900	SH		Sole				17900
TETRA TECHNOLOGIES INC	COM		88162f105	693		50000	SH		Sole				18100		31900
TEXAS INSTRUMENTS INC	COM		882508104	346		16100	SH		Sole				16100
UNITEDHEALTH GROUP INC	COM		91324p102	653		25710	SH		Sole				25710
UTI WORLDWIDE INC	ORD		g87210103	453		26600	SH		Sole				850		25750
WALGREEN CO		COM		931422109	920		29700	SH		Sole				29700
WELLPOINT INC		COM		94973v107	341		7300	SH		Sole				7300